UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-021979

Nuveen Investment Trust V

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Preferred Securities Fund

September 30, 2007

Shares	Description	Coupon	Ratings (1)	Value

	$25 PAR (OR SIMILAR) PREFERRED SECURITIES – 57.2%

	Airlines – 0.8%

6,000	AMR Corporation	7.875%	Caa2	$133,500
	Capital Markets – 3.4%

10,000	BNY Capital Trust V, Series F	5.950%	Aa3	228,300

15,000	Morgan Stanley Capital Trust VII	6.600%	A2	343,800
	Total Capital Markets			572,100

	Commercial Banks – 17.3%

10,000	ABN AMRO Capital Trust Fund VII	6.080%	A1	216,800

10,000	BAC Capital Trust V	6.000%	Aa3	225,600

4,000	Banco Santander, 144A	6.500%	A	92,625

10,000	Bank of America Corporation	6.625%	Aa3	251,000

10,000	Barclays Bank PLC	7.100%	Aa3	250,000

10,000	Capital One Capital II Corporation	7.500%	Baa1	246,400

15,000	Citizens Funding Trust I	7.500%	Baa2	352,350

10,000	KeyCorp Capital Trust IX	6.750%	Baa1	235,300

5,000	National City Capital Trust II	6.625%	A3	105,750

10,000	National City Capital Trust IV	8.000%	A2	251,050

5,000	Santander Finance, SA, 144A	6.141%	A2	103,438

5,000	USB Capital Trust VI	5.750%	Aa3	105,900

4,000	USB Capital Trust XI	6.600%	A1	93,920

10,000	Wachovia Trust IV	6.375%	A1	233,600

5,000	Zions Capital Trust B	8.000%	BBB–	125,850
	Total Commercial Banks			2,889,583

	Consumer Finance – 1.1%

10,000	SLM Corporation	6.000%	BBB+	177,500
	Diversified Financial Services – 6.0%

13,100	Citigroup Capital XV	6.500%	Aa3	308,112

15,000	Deutsche Bank Capital Funding Trust VIII	6.375%	A	344,250

200	General Electric Capital Corporation	4.500%	AAA	4,610

9,800	General Electric Capital Corporation	6.050%	AAA	237,552

5,000	GMAC LLC	7.375%	BB+	105,900
	Total Diversified Financial Services			1,000,424

	Electric Utilities – 3.5%

8,900	DTE Energy Trust II, DD1	7.500%	Baa3	225,882

5,000	FPL Group Capital Inc.	6.600%	A3	120,700

4,500	Georgia Power Company	5.900%	A	106,155

6,000	National Rural Utilities Cooperative Finance Corporation	5.950%	A3	137,880
	Total Electric Utilities			590,617

	Household Durables – 0.5%

4,000	M-I Homes	9.750%	B	78,854
	Insurance – 13.3%

15,000	Aegon NV	7.250%	A–	378,000

10,000	Aspen Insurance Holdings Limited	7.401%	Ba1	239,000

1

Portfolio of Investments (Unaudited)

Nuveen Preferred Securities Fund (continued)

September 30, 2007

Shares	Description	Coupon	Ratings (1)	Value

	Insurance (continued)

15,000	Delphi Financial Group, Inc.	7.376%	BBB–	$349,500

10,000	EverestRe Capital Trust II	6.200%	Baa1	217,300

10,000	Financial Security Assurance Holdings	5.600%	AA	197,200

10,000	Markel Corporation	7.500%	BBB–	251,800

10,000	PartnerRe Limited, Series D	6.500%	BBB+	221,300

10,000	Protective Life Corporation	7.250%	BBB	247,000

5,000	UnumProvident Financing Trust I (CORTS)	8.500%	BBB	126,375
	Total Insurance			2,227,475

	Media – 2.9%

10,000	CBS Corporation	6.750%	BBB	229,600

10,000	Comcast Corporation	7.000%	BBB+	249,500
	Total Media			479,100

	Real Estate Investment Trust – 4.6%

5,000	AMB Property Corporation, Series M	6.750%	Baa2	115,050

10,000	Duke Realty Corporation, Series K	6.500%	BBB	226,300

5,000	Prologis Trust, Series G	6.750%	BBB	115,700

5,000	PS Business Parks, Inc.	6.700%	BBB–	108,250

9,000	Public Storage, Inc., Series M	6.625%	BBB+	199,350
	Total Real Estate Investment Trust			764,650

	Thrifts & Mortgage Finance – 1.5%

10,000	Soverign Capital Trust V	7.750%	Baa2	252,000
	U.S. Agency – 2.3%

10,000	Federal Home Loan Mortgage Corporation	6.550%	AA–	252,317

5,000	Federal National Mortgage Association, WI/DD	5.948%	AA–	126,000
	Total U.S. Agency			378,317

	Total $25 Par (or similar) Preferred Securities (cost $9,782,542)			9,544,120

Principal Amount (000)	Description	Optional Call Provisions (2)	Ratings (1)	Value

	TAXABLE MUNICIPAL BONDS – 13.5%

	California – 1.2%

$200	California Statewide Community Development Authority, Lancer Educational Student Housing Revenue Bonds, California Baptist University, Series 2007, 9.125%, 6/01/13	No Opt. Call	N/R	$204,164
	Florida – 4.2%

200	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 46, Series 2007B, 8.250%, 8/01/21	8/14 at 100.00	N/R	197,358

500	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007B, 7.804%, 10/01/20, (3)	No Opt. Call	BBB	504,739

700	Total Florida			702,097
	Louisiana – 1.2%

200	Carter Plantation Land, Louisiana, Revenue Bonds, Series 2007, 9.000%, 7/01/17	10/07 at 100.00	N/R	196,706
	Texas – 1.2%

200	La Vernia Education Financing Corporation, Texas, Charter School Revenue Bonds, Riverwalk Education Foundation, Series 2007B, 8.750%, 8/15/12	8/11 at 100.00	N/R	200,114

2

Principal Amount (000)	Description	Optional Call Provisions (2)	Ratings (1)	Value

	Washington – 5.7%

$950	Washington State Economic Development Finance Authority, Revenue Bonds, Coeur D’Alene Fiber Fuels Inc., Series 2007H, 10.000%, 12/01/11	No Opt. Call	N/R	$949,943
$2,250	Total Taxable Municipal Bonds (cost $2,248,910)			2,253,024

Principal Amount (000)	Description	Coupon	Maturity	Ratings (1)	Value

	CORPORATE BONDS – 3.0%

	Capital Markets – 3.0%

$500	JPM Chase Capital XXV	6.800%	10/01/37	Aa3	$502,361
$500	Total Corporate Bonds (cost $497,080)				502,361

Principal Amount (000)/ Shares	Description	Coupon	Maturity	Ratings (1)	Value

	CAPITAL PREFERRED SECURITIES – 27.2%

	Capital Markets – 2.3%

400	Goldman Sachs Capital II	5.793%	12/01/57	A	$378,878
	Commercial Banks – 6.3%

200	BBVA International Perferred SA, Unipersonal	5.919%	10/18/49	A1	179,287

400	CIT Group Inc.	6.100%	3/15/67	BBB+	330,650

200	HBOS PLC, Series 144A	6.657%	11/21/57	A1	181,935

400	Lloyd’s TSB Group PLC	6.267%	11/14/49	Aa3	366,486
1,200	Total Commercial Banks				1,058,358
	Consumer Finance – 1.7%

300	Mizuho Capital Investment I Limited	6.686%	3/30/49	A2	281,689
	Electric Utilities – 1.8%

300	Dominion Resources Inc.	7.500%	6/30/66	Baa3	305,637
	Insurance – 10.7%

300	AMBAC Financial Group Inc.	6.150%	2/15/37	Aa3	259,650

400	AXA SA, 144A	6.379%	12/14/36	BBB+	361,775

400	Liberty Mutual Group	7.800%	3/15/37	Baa3	390,383

400	QBE Capital Funding Trust II, 144A	6.797%	6/01/49	BBB	392,911

400	Security Capital Assurance, Limited	6.880%	9/30/17	A	370,728
1,900	Total Insurance				1,775,447
	Oil, Gas & Consumable Fuels – 1.1%

200	Enterprise Products Operating LP	7.034%	1/15/68	Ba1	183,530
	Road & Rail – 2.2%

400	Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	BBB	361,777

3

Portfolio of Investments (Unaudited)

Nuveen Preferred Securities Fund (continued)

September 30, 2007

Principal Amount (000)/ Shares	Description	Coupon	Maturity	Ratings (1)	Value

	Thrifts & Mortgage Finance – 1.1%

200	Washington Mutual Preferred Funding Delaware, Series A-1, 144A	6.534%	6/15/56	BBB	$183,656

4,900	Total Capital Preferred Securities (cost $4,506,425)				4,528,972

	Total Investments (cost $17,034,957) – 100.9%				16,828,477

	Other Assets Less Liabilities – (0.9)%				(151,982)

	Net Assets – 100%				$16,676,495

Futures Contracts outstanding at September 30, 2007:

Type	Contract Position	Number of Contracts	Contract Expiration	Value at 9/30/07	Unrealized Appreciation (Depreciation)
U.S Treasury Bond	Short	(10)	12/07	$(1,113,438)	$(5,811)

(1)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.

N/R	Not rated.
DD1	Portion purchased on a delayed delivery basis.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

CORTS	Corporate Backed Trust Securities.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. At September 30, 2007, the cost of investments was $17,033,634.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2007, were as follows:

Gross unrealized:
Appreciation	$184,850
Depreciation	(390,007)
Net unrealized appreciation (depreciation) of investments	$(205,157)

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Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: Ex-99. CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust V

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 29, 2007

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2007